IFRS 7 Market and Liquidity Risk Disclosures	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
IFRS 7 Market and Liquidity Risk Disclosures
The grey shaded text and tables marked with an asterisk (*) in the following sections of Management’s Discussion and Analysis (MD&A) form an integral part of the Bank’s 2025 Consolidated Financial Statements. These disclosures are presented in accordance with IFRS 7, Financial Instruments: Disclosures, which permits specific risk information to be disclosed in the MD&A and incorporated by cross-reference in the financial statements. These sections provide discussion on the Bank’s risk management framework to monitor, evaluate, measure and manage credit, market and liquidity risk. As such, these shaded sections should be read in conjunction with the 2025 Consolidated Financial Statements.

Market Risk

Market risk is the risk of loss from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations between them, and their levels of volatility. Market risk includes trading risk, investment risk, structural interest rate risk and structural foreign exchange risk.

Market risk governance

Overview
The Board of Directors reviews and approves market risk policies and limits annually. The Bank’s Asset-Liability Committee (ALCO), Treasury Risk Committee (TRC) and Market Risk Management and Policy Committee (MRMPC) oversee the application of the framework set by the Board, and monitor the Bank’s market risk exposures and the activities that give rise to these exposures. The MRMPC and TRC establish specific operating policies and sets limits at the product, portfolio, business unit and business line levels, and for the Bank in total. Limits are reviewed at least annually.

Global Risk Management provides independent oversight of all significant market risks, supporting the MRMPC, TRC and ALCO with analysis, risk measurement, monitoring, reporting, proposals for standards and support for new product development. To ensure compliance with policies and limits, market risk exposures are independently monitored on a continuing basis, either by Global Risk Management or the back offices. They provide senior management, business units, the ALCO, TRC, and the MRMPC with a series of reports on market risk exposures by business line and risk type.

Market risk is also managed through the use of a variety of hedging instruments, including derivatives and securities. These instruments are approved for trading by Global Risk Management and the effectiveness of hedging activity is captured through limits on net exposure to risk factors.

The Bank uses a variety of metrics and models to measure and control market risk exposures. These measurements are selected based on an assessment of the nature of risks in a particular activity. The principal measurement techniques applied to market risk exposure are Value at Risk (VaR), stress testing, and sensitivity analysis. The use and attributes of each of these techniques are noted in the Risk Measurement Summary.

Risk measurement summary

Value at risk (VaR)
VaR is a statistical method of measuring potential loss due to market risk based upon a common confidence interval and time ho rizon.
The Bank calculates VaR daily using a
99
% confidence level, and a
one-day
holding period for its trading portfolios. This means that once in every 100 days, the trading positions are expected to lose more than the VaR estimate. The Bank calculates VaR using historical simulation based on 300 days of market data. Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.

All material risk factors are captured in VaR. Where historical data is not available, proxies are used to establish the relevant volatility for VaR until sufficient data is available. Changes in VaR between reporting periods are generally due to changes in positions, volatilities and/or correlations between asset classes. Backtesting is also an important and necessary part of the VaR process. The Bank backtests the actual trading profit and loss against the VaR result to validate the quality and accuracy of the Bank’s VaR model. The Board reviews VaR results quarterly.

Stress testing
A limitation of VaR is that it only reflects the recent history of market volatility. To complement this measure, stress testing examines the impact that abnormally large changes in market factors and periods of prolonged inactivity might have on trading portfolios. Stress testing scenarios are designed to include large shifts in risk factors as well as historical and theoretical multi risk market events. Historical scenarios capture severe movements over periods that are significantly longer than the one-day
holding period captured in VaR, such as the Silicon Valley Bank Crisis Scenario,
COVID-19
Scenario or the 2008 Financial Crisis Scenario. Stress testing is a dynamic tool which provides management with information on potential losses due to tail events.

The Bank subjects its trading portfolios to a series of daily stress tests. The stress testing program is an essential component of the Bank’s comprehensive risk management framework which complements the VaR methodology and other risk measures and controls employed by the Bank.

Sensitivity analysis
In trading portfolios, sensitivity analysis is used to measure the effect of changes in risk factors, including prices and volatility, on financial products and portfolios. These measures apply across product types and geographies and are used for limit monitoring and management reporting.

In
non-trading
portfolios, sensitivity analysis assesses the effect of changes in interest rates on current earnings and on the economic value of equity. It is applied globally to each of the major currencies within the Bank’s operations. The Bank’s sensitivity analysis for limit and disclosure purposes is measured through positive and negative parallel shifts in the underlying interest rate curves. These calculations are based on models that consider a number of inputs and are on a constant balance sheet and make no assumptions for management actions that may mitigate the risks. The Bank also performs sensitivity analysis using various non-parallel
interest rate curve shifts, for example: curve steepeners, curve flatteners and curve twists.

Validation of market risk models
Prior to the implementation of new market risk models, validation and testing are conducted. Validation is conducted when the model is initially developed and when any significant changes are made to the model. The models are also subject to ongoing validation, the frequency of which is determined by model risk ratings. Models may also be triggered for earlier revalidation when there have been significant structural changes in the market or changes to the composition of the portfolio. Model validation includes backtesting, and additional analysis such as:

•
Theoretical review or tests to demonstrate whether assumptions made within the internal model are appropriate; and
•
Impact tests including stress testing that would occur under historical and hypothetical market conditions.

The validation process is governed by the Bank’s Model Risk Management Policy.

Non-trading market risk

Funding and investment activities
Market risk arising from the Bank’s funding and investment activities is identified, managed and controlled through the Bank’s asset-liability management processes. The Asset-Liability Committee meets monthly to review risks and opportunities, and evaluate performance including the effectiveness of hedging strategies.

Interest rate risk
Interest rate risk arising from the Bank’s lending, funding and investment activities is managed in accordance with Board-approved policies and global limits, which are designed to control the risk to net interest income and economic value of equity. The net interest income (NII) sensitivity measures the effect of a specified change in interest rates on the Bank’s annual net interest income over the next twelve months, while the economic value of equity (EVE) sensitivity measures the impact of a specified change in interest rates on the present value of the Bank’s net assets. Limits for both measurements are set according to the documented risk appetite of the Bank. Board-level limit utilization is reported to both the Asset-Liability Committee and the Board on a regular basis. Any limit exceptions are reported according to the Limit Monitoring and Compliance Policy of the Bank.

The net interest income and the economic value of equity result from the differences between yields earned on the Bank’s non-trading
assets and interest expense paid on its liabilities. Net interest income and economic value of equity sensitivities measure the risk to the Bank’s earnings and capital arising from adverse movements in interest rates that affect the Bank’s banking book position. The Bank’s banking book position reflects the mismatch of the maturity and re-pricing
characteristics between the assets and liabilities and optional elements embedded in the Bank’s structural balance sheet (e.g. mortgage prepayment). The mismatch and embedded optional elements are inherent in the non-trading
operations of the Bank and exposes it to changes of interest rates. The Asset-Liability Committee provides strategic direction for the management of structural interest rate risk within the risk appetite framework authorized by the Board of Directors. The asset/liability management strategy is executed by Group Treasury with the objective of protecting net interest income within established risk tolerances.

Table T50 shows the pro-forma pre-tax impact on the Bank’s net interest income over the next twelve months and economic value of equity of an immediate and sustained 100 basis points parallel increase and decrease in interest rate across major currencies as defined by the Bank. The interest rate sensitivities tabulated are based on models that consider a number of inputs and are on a constant balance sheet. There are no assumptions made for management actions that may mitigate risk. Based on the Bank’s interest rate positions as at October 31, 2025, an immediate and sustained 100 basis point increase in interest rates across all major currencies and maturities would increase pre-tax net interest income by approximately $
236
million over the next 12 months, assuming no further management actions. During fiscal 2025, this measure ranged between increase of $
102
million and increase of $
236
million.

T50 Structural interest sensitivity*

	2025						2024
	Economic Value of Equity			Net Interest Income			Economic Value of Equity	Net Interest Income
As at October 31 ($ millions)	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total
Pre-tax impact of
100bp increase in rates
Non-trading risk	$(616)	$(952)	$(1,568)	$247	$(11)	$236	$(1,338)	$(21)
100bp decrease in rates
Non-trading risk	$530	$671	$1,201	$(224)	$(21)	$(245)	$780	$(31)

Foreign currency risk

Foreign currency risk in the Bank’s unhedged funding and investment activities arises primarily from the Bank’s net investments in foreign operations as well as foreign currency earnings in its domestic and remitting foreign branch operations.

The Bank’s foreign currency exposure to its net investments in foreign operations is controlled by a Board-approved limit. This limit considers factors such as potential volatility to shareholders’ equity as well as the potential impact on capital ratios from foreign exchange fluctuations. On a monthly basis, the Asset-Liability Committee reviews the Bank’s foreign currency net investment exposures and determines the appropriate hedging strategies. These may include funding the investments in the same currency or using other financial instruments, including derivatives.

Foreign currency translation gains and losses from net investments in foreign operations, net of related hedging activities and tax effects, are recorded in accumulated other comprehensive income within shareholders’ equity. However, the Bank’s regulatory capital ratios are not materially affected by these foreign exchange fluctuations because the risk-weighted assets of the foreign operations tend to move in a similar direction.

The Bank is also subject to foreign currency translation risk on the earnings of its domestic and remitting foreign branch operations. The Bank forecasts foreign currency revenues and expenses, over a number of future fiscal quarters. The Asset-Liability Committee also assesses economic data trends and forecasts to determine if some or all of the estimated future foreign currency revenues and expenses should be hedged. Hedging instruments normally include foreign currency spot and forward contracts, as well as foreign currency options and swaps. Certain of these economic hedges may not qualify for hedge accounting resulting in a potential for a mismatch in the timing of the recognition of economic hedge gains/losses and the underlying foreign earnings translation gains/losses. In accordance with IFRS, foreign currency translation gains and losses relating to monetary and non-monetary
items are recorded directly in earnings.

As at October 31, 2025, a one percent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $
40
million (October 31, 2024 – $45 million) in the absence of hedging activity, due primarily from exposure to U.S. dollars from the Bank’s operations in the U.S. and activities conducted internationally in this currency and from exposures to Latin American currencies. A similar change in the Canadian dollar as at October 31, 2025 would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income in equity by approximately $
396
 million (October 31, 2024 – $
324
million), net of hedging.

Equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. Equity price risk is often classified into two categories: general equity risk, which refers to the sensitivity of an instrument or portfolio’s value to changes in the overall level of equity prices, and specific equity risk, which refers to that portion of an individual equity instrument’s price volatility that is determined by entity-specific characteristics.

The Bank is exposed to equity risk through its equity investment portfolios, which are controlled by Board-approved portfolio and VaR limits. Equity investments include common and preferred shares, as well as a diversified portfolio of third-party managed funds.

The majority of the Bank’s equity investment portfolios are managed by Group Treasury under the strategic direction of the ALCO. Group Treasury delegates the management of a portion of equity and equity-related portfolios to other external fund managers to take advantage of these fund managers’ expertise in particular market niches and products.

Investment portfolio risks
The Bank holds investment portfolios to meet liquidity and statutory reserve requirements and for investment purposes. These portfolios expose the Bank to interest rate, foreign currency, credit spread and equity risks. Debt investments primarily consist of government, agency, and corporate bonds. Equity investments include common and preferred shares, as well as a diversified portfolio of third-party managed funds. The majority of these securities are valued using prices obtained from external sources. These portfolios are controlled by a Board-approved policy and limits.

Trading market risk
The Bank’s policies, processes and controls for trading activities are designed to achieve a balance between pursuing profitable trading opportunities and managing earnings volatility within a framework of sound and prudent practices. Trading activities are primarily customer focused.

Market risk arising from the Bank’s trading activities is managed in accordance with Board-approved policies, and aggregate VaR and stress testing limits. Trading portfolios are marked-to-market
in accordance with the Bank’s valuation policies. Positions are marked-to-market
daily and valuations are independently reviewed by GRM or finance units on a regular basis. These units also provide profit and loss reporting, as well as VaR and limit compliance reporting to business unit management and executive management for evaluation and action as appropriate. The quality of the Bank’s VaR is validated by regular backtesting analysis, in which the VaR is compared to both theoretical profit and loss results based on fixed end of day positions and actual reported profit and loss. A VaR at the
99
% confidence interval is an indication of a
1
% probability that losses will exceed the VaR if positions remain unchanged during the next business day. Trading positions are however managed dynamically and, as a result, actual profit/loss backtesting exceptions are uncommon. Aging reports are used to monitor the frequency of turnover of trading portfolio inventory.

Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. In fiscal 2025, the total VaR for trading activities averaged $
13.6
million, compared to $
14.9
 million in 2024. The change was mainly driven by lower equity and foreign exchange risk.

T51 Market risk measures*

	2025				2024

($ millions)	Year end	Avg	High	Low	Year end	Avg	High	Low
Credit Spread plus Interest Rate	$9.5	$14.3	$22.2	$8.8	$12.5	$13.6	$34.3	$6.8
Credit Spread (1)	8.1	10.3	18.7	6.6	7.3	8.4	13.6	5.9
Interest Rate	9.6	13.7	28.5	6.0	17.5	12.3	26.9	5.8
Equities	3.4	4.8	9.9	1.9	5.4	5.1	10.1	3.0
Foreign Exchange	3.5	2.6	5.9	0.7	2.9	3.2	9.4	1.1
Commodities	3.2	3.5	6.7	2.2	2.8	2.6	4.6	1.3
Debt Specific	n/a	n/a	n/a	n/a	3.6	3.4	4.8	2.3
Diversification Effect	(10.7)	(11.6)	n.m.	n.m.	(15.0)	(13.1)	n.m.	n.m.
All-Bank VaR	$8.9	$13.6	$21.6	$7.1	$12.1	$14.9	$24.2	$8.3
(1) Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR. n.m. Not meaningful

Liquidity Risk

Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. Financial obligations include liabilities to depositors, payments due under derivative contracts, settlement of securities borrowing and repurchase transactions, and lending and investment commitments.

Effective liquidity risk management is essential to maintain the confidence of depositors and counterparties, manage the Bank’s cost of funds and to support core business activities, even under adverse circumstances.

Liquidity risk is managed within the framework of policies and limits that are approved by the Board of Directors. The Board receives reports on risk exposures and performance against approved limits. The Asset-Liability Committee (ALCO) and the Treasury Risk Committee (TRC) provide senior management oversight of liquidity risk.

The key elements of the liquidity risk framework are:

•
Measurement and modeling – the Bank’s liquidity model measures and forecasts cash inflows and outflows, including off-balance
sheet cash flows on a daily basis. Risk is managed by a set of key limits over the maximum net cash outflow by currency over specified short-term horizons (cash gaps), a minimum level of core liquidity, and liquidity stress tests.

•
Reporting – Global Risk Management provides independent oversight of all significant liquidity risks, supporting the ALCO and TRC with analysis, risk measurement, stress testing, monitoring and reporting.

•
Stress testing – the Bank performs liquidity stress testing on a regular basis, to evaluate the effect of both industry-wide and Bank-specific disruptions on the Bank’s liquidity position. Liquidity stress testing has many purposes including:

–
Helping the Bank understand the potential behavior of various on-balance
sheet and
off-balance
sheet positions in circumstances of stress; and

–
Based on this knowledge, facilitating the development of risk mitigation and contingency plans.

The Bank’s liquidity stress tests consider the effect of changes in funding assumptions, depositor behavior and the market value of liquid assets. The Bank performs industry standard stress tests, the results of which are reviewed at senior levels of the organization and are considered in making liquidity management decisions.

•
Contingency planning – the Bank maintains a liquidity contingency plan that specifies an approach for analyzing and responding to actual and potential liquidity events. The plan outlines an appropriate governance structure for the management and monitoring of liquidity events, processes for effective internal and external communication, and identifies potential counter measures to be considered at various stages of an event. A contingency plan is maintained both at the parent-level as well as for major subsidiaries.

•
Funding diversification – the Bank actively manages the diversification of its deposit liabilities by source, type of depositor, instrument, term and geography.

•
Core liquidity – the Bank maintains a pool of highly liquid, unencumbered assets that can be readily sold or pledged to secure borrowings under stressed market conditions or due to Bank-specific events. The Bank also maintains liquid assets to support its intra-day
settlement obligations in payment, depository and clearing systems.

The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.

Derivative instruments
The Bank is subject to liquidity risk relating to its use of derivatives to meet customer needs, generate revenues from trading activities, manage market and credit risks arising from its lending, funding and investment activities, and lower its cost of capital. The maturity profile of the notional amounts of the Bank’s derivative instruments is summarized in Note 9(b) of the consolidated financial statements.

Liquid assets
Liquid assets are a key component of liquidity management and the Bank holds these types of assets in sufficient quantity to meet potential needs for liquidity management.

Liquid assets can be used to generate cash either through sale, repurchase transactions or other transactions where these assets can be used as collateral to generate cash, or by allowing the asset to mature. Liquid assets include deposits at central banks, deposits with financial institutions, call and other short-term loans, marketable securities, precious metals and securities received as collateral from securities financing and derivative transactions. Liquid assets do not include borrowing capacity from central bank facilities.

Funding
The Bank ensures that its funding sources are well diversified. Funding concentrations are regularly monitored and analyzed by type. The sources of funding are capital, deposits from retail and commercial clients sourced through the Canadian and international branch network, deposits from financial institutions as well as wholesale debt issuances.

Capital and personal deposits are key components of the Bank’s core funding and these amounted to $403 billion as at October 31, 2025 (October 31, 2024 – $398 billion).
The increase since October 31, 2024 is due to growth in personal deposits of $3 billion and common equity of $
1
billion from earnings
,
net of Shareholder Dividend and Share Purchase Plan. The Bank’s funding is also comprised of commercial deposits, particularly those of an operating or relationship nature. Core funding is augmented by wholesale debt issuances, the longer term (original maturity over 1 year) portion of which amounts to $
199 billion (October 31, 2024 – $206 billion). Longer term wholesale debt issuances include senior notes, mortgage securitizations, asset-backed securities and covered bonds.

The Bank operates in many different currencies and countries. From a funding perspective, the most significant currencies are Canadian and U.S. dollars. With respect to the Bank’s operations outside Canada, there are different funding strategies depending on the nature of the activities in each country. For those countries where the Bank operates a branch banking subsidiary, the strategy is for the subsidiary to be substantially self-funding in its local market. For other subsidiaries or branches outside Canada where local deposit gathering capability is not sufficient, funding is provided through the wholesale funding activities of the Bank.

From an overall funding perspective, the Bank’s objective is to achieve an appropriate balance between the cost and the stability of funding. Diversification of funding sources is a key element of the funding strategy.

The Bank’s wholesale debt diversification strategy is primarily executed via the Bank’s main wholesale funding centres, located in Toronto, New York, London and Singapore. The majority of these funds are sourced in Canadian and U.S. dollars. Where required, these funds are swapped to fund assets in different currencies. The funding strategy deployed by wholesale funding centres and the management of associated risks, such as geographic and currency risk, are managed centrally within the framework of policies and limits that are approved by the Board of Directors.

In the normal course, the Bank uses a mix of unsecured and secured wholesale funding instruments across a variety of markets. The choice of instruments and markets is based on a number of factors, including relative cost, market capacity and diversification of funding. Market conditions can change over time, impacting cost and capacity in particular markets or instruments. Changing market conditions can include periods of stress where the availability of funding in particular markets or instruments is constrained. In these circumstances, the Bank would increase its focus on sources of funding in functioning markets and secured funding instruments. Should a period of extreme stress exist such that all wholesale funding sources are constrained, the Bank maintains a pool of liquid assets to mitigate its liquidity risk. This pool includes cash, deposits with central banks and securities.

In Canada, the Bank raises short and longer-term wholesale debt through the issuance of senior unsecured notes. Additional longer-term wholesale debt may be generated through the Bank’s Canadian Debt and Equity Shelf, the securitization of Canadian insured residential mortgages through CMHC programs (such as Canada Mortgage Bonds), uninsured residential mortgages through the Bank’s Covered Bond Program, retail credit card receivables through the Trillium Credit Card Trust II program and retail indirect auto loan receivables through the Securitized Term Auto Receivables Trust program. CMHC securitization programs, while included in the Bank’s view of wholesale debt issuance, do not entail the run-off
risk that can be experienced in funding raised from capital markets.

Outside of Canada, short-term wholesale debt may be raised through the issuance of negotiable certificates of deposit in the United States, the United Kingdom, and the issuance of commercial paper in the United States. The Bank operates longer-term wholesale debt issuance registered programs in the United States, such as its SEC Registered Debt and Equity Shelf, and non-registered programs, such as the securitization of retail indirect auto loan receivables through the Securitized Term Auto Receivables Trust program and retail credit card receivables through the Trillium Credit Card Trust II program. The Bank may issue through its Covered Bond Program (listed with the U.K. Listing Authority and the Swiss Stock Exchange), in Europe, the United Kingdom, the United States, Australia and Switzerland. The Bank also raises longer-term funding across a variety of currencies through its Australian Medium Term Note Programme, European Medium Term Note Programme (listed with the U.K. Listing Authority and the Swiss Stock Exchange) and Singapore Medium Term Note Programme (listed with the Singapore Exchange and the Taiwan Exchange).

Contractual maturities and obligations
The table below provides the maturity of assets and liabilities as well as the off-balance
sheet commitments as at October 31, 2025, based on the contractual maturity date.

T59 Contractual maturities*
	As at October 31, 2025

($ millions)	Less than one month	One to three months	Three to six months	Six to nine months	Nine to twelve months	One to two years	Two to five years	Over five years	No specific maturity		Total
Assets
Cash and deposits with financial institutions and precious metals	$63,343	$846	$226	$36	$34	$110	$319	$315	$5,894		$71,123
Trading assets	2,570	2,275	4,149	1,678	4,065	6,769	21,163	22,882	86,672		152,223
Securities purchased under resale agreements and securities borrowed	158,225	24,010	15,694	1,286	3,092	–	701	–	–		203,008
Derivative financial instruments	3,431	6,499	3,512	2,718	1,569	6,296	11,182	11,324	–		46,531
Investment securities – FVOCI	1,733	4,356	5,620	7,552	8,698	19,180	43,185	33,408	398		124,130
Investment securities – amortized cost	61	479	895	935	485	1,794	2,966	16,107	–		23,722
Investment securities – FVTPL	2	–	–	–	–	–	21	–	2,073		2,096
Loans	42,269	45,303	53,987	63,272	50,092	162,273	225,891	60,354	67,604		771,045
Residential mortgages	5,392	12,473	22,628	28,766	23,226	98,628	130,190	44,097	4,791	(1)	370,191
Personal loans	4,912	3,488	3,591	5,606	3,517	12,881	25,101	6,610	44,861		110,567
Credit cards	–	–	–	–	–	–	–	–	18,045		18,045
Business and government	31,965	29,342	27,768	28,900	23,349	50,764	70,600	9,647	7,370	(2)	279,705
Allowance for credit losses	–	–	–	–	–	–	–	–	(7,463)		(7,463)
Customers’ liabilities under acceptances	67	68	25	11	6	–	–	–	–		177
Other assets	–	–	–	–	–	–	–	–	65,987		65,987
Total assets	271,701	83,836	84,108	77,488	68,041	196,422	305,428	144,390	228,628		1,460,042

Liabilities and equity
Deposits	$75,799	$79,361	$68,686	$49,395	$42,403	$64,578	$75,189	$23,097	$487,771	$966,279
Personal	17,355	22,930	19,913	17,931	16,136	22,151	12,109	155	173,038	301,718
Non-personal	58,444	56,431	48,773	31,464	26,267	42,427	63,080	22,942	314,733	664,561
Financial instruments designated at fair value through profit or loss	1,098	932	2,774	2,454	2,335	5,798	12,103	19,671	–	47,165
Acceptances	68	68	25	11	6	–	–	–	–	178
Obligations related to securities sold short	172	1,750	2,362	1,158	456	3,693	8,311	11,091	9,111	38,104
Derivative financial instruments	3,015	6,702	4,077	3,506	2,311	7,770	11,011	17,639	–	56,031
Obligations related to securities sold under repurchase agreements and securities lent	179,305	7,159	1,894	546	240	–	–	–	–	189,144
Subordinated debentures	–	1,753	–	–	–	–	–	5,939	–	7,692
Other liabilities	158	494	2,167	1,204	888	2,857	7,042	9,401	42,651	66,862
Total equity	–	–	–	–	–	–	–	–	88,587	88,587
Total liabilities and equity	259,615	98,219	81,985	58,274	48,639	84,696	113,656	86,838	628,120	1,460,042
Off-balance sheet commitments
Credit commitments (3)	$2,347	$9,299	$12,846	$17,043	$14,364	$53,723	$149,510	$21,210	$–	$280,342
Guarantees and letters of credit (4)	–	–	–	–	–	–	–	–	86,851	86,851

(1)	Includes primarily impaired mortgages.
(2)	Includes primarily overdrafts and impaired loans.

(3)   Includes the undrawn component of committed credit and liquidity facilities.
(4)   Includes outstanding balances of guarantees, standby letters of credit and commercial letters of credit which may expire undrawn.

	$		$		$		$		$		$		$		$		$			$
T59 Contractual maturities*
	As at October 31, 2024

($ millions)	Less than one month		One to three months		Three to six months		Six to nine months		Nine to twelve months		One to two years		Two to five years		Over five years		No specific maturity			Total
Assets
Cash and deposits with financial institutions and precious metals		$59,871		$600		$100		$45		$53		$152		$272		$221		$5,086			$66,400
Trading assets		2,183		3,233		3,782		3,925		3,620		8,484		21,126		22,003		61,371			129,727
Securities purchased under resale agreements and securities borrowed		165,155		19,828		10,573		1,722		2,569		–		696		–		–			200,543
Derivative financial instruments		3,545		5,929		3,118		2,584		1,844		6,774		9,718		10,867		–			44,379
Investment securities – FVOCI		3,404		7,194		6,525		4,316		3,825		19,546		46,178		27,238		3,162			121,388
Investment securities – amortized cost		16		919		706		1,136		994		1,860		4,935		18,846		–			29,412
Investment securities – FVTPL		2		–		–		–		–		–		26		–		2,004			2,032
Loans		40,996		43,071		49,443		52,476		48,186		163,815		242,835		55,047		64,960			760,829
Residential mortgages		5,215		9,719		17,163		19,002		21,784		97,508		135,961		40,720		3,869	(1)		350,941
Personal loans		3,499		3,470		3,379		4,807		3,598		12,012		25,695		6,582		43,337			106,379
Credit cards		–		–		–		–		–		–		–		–		17,374			17,374
Business and government		32,282		29,882		28,901		28,667		22,804		54,295		81,179		7,745		6,916	(2)		292,671
Allowance for credit losses		–		–		–		–		–		–		–		–		(6,536)			(6,536)
Customers’ liabilities under acceptances		39		57		36		10		6		–		–		–		–			148
Other assets		–		–		–		–		–		–		–		–		57,169			57,169
Total assets		275,211		80,831		74,283		66,214		61,097		200,631		325,786		134,222		193,752			1,412,027

	$		$		$		$		$		$		$		$		$		$
Liabilities and equity
Deposits		$88,575		$77,322		$68,891		$57,925		$43,415		$64,530		$76,309		$24,977		$441,905		$943,849
Personal		16,273		23,956		24,000		22,746		19,827		19,423		12,430		138		160,028		298,821
Non-personal		72,302		53,366		44,891		35,179		23,588		45,107		63,879		24,839		281,877		645,028
Financial instruments designated at fair value through profit or loss		510		1,045		2,132		1,609		1,833		5,330		8,887		14,995		–		36,341
Acceptances		40		57		36		10		6		–		–		–		–		149
Obligations related to securities sold short		272		1,988		1,120		1,803		816		3,638		7,114		9,413		8,878		35,042
Derivative financial instruments		2,754		4,595		2,429		2,301		1,857		7,647		11,705		17,972		–		51,260
Obligations related to securities sold under repurchase agreements and securities lent		186,240		3,427		93		437		44		208		–		–		–		190,449
Subordinated debentures		–		–		–		251		–		1,740		–		5,842		–		7,833
Other liabilities		533		759		1,285		1,267		979		3,142		6,860		8,954		39,249		63,028
Total equity		–		–		–		–		–		–		–		–		84,076		84,076
Total liabilities and equity		278,924		89,193		75,986		65,603		48,950		86,235		110,875		82,153		574,108		1,412,027
Off-balance sheet commitments
Credit commitments (3)		$1,538		$9,568		$15,403		$18,291		$12,075		$58,806		$144,972		$8,818		$–		$269,471
Guarantees and letters of credit (4)		–		–		–		–		–		–		–		–		64,016		64,016

(1)	Includes primarily impaired mortgages.
(2)	Includes primarily overdrafts and impaired loans.

(3)   Includes the undrawn component of committed credit and liquidity facilities.
(4)   Includes outstanding balances of guarantees, standby letters of credit and commercial letters of credit which may expire undrawn.